Pension and other post-retirement benefits (Components of net pension and other benefit expense) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan [line items]
Defined benefit expense [note 19]	$ 10,929	$ 5,572
Defined contribution pension expense [note 19]	20,218	18,644
Employee benefit expense	538,167	496,160
Pension Plans [Member]
Disclosure of fair value of plan [line items]
Current service cost	2,008	1,567
Net interest cost	2,469	2,326
Past service cost	0	0
Administration cost	3	3
Defined benefit expense [note 19]	4,480	3,896
Defined contribution pension expense [note 19]	20,218	18,644
Employee benefit expense	24,698	22,540
Amount of actuarial losses (gains) recognized in other comprehensive income
Actuarial loss	3,333	6,343
Return on plan assets excluding interest income	(95)	(18)
Total actuarial losses (gains) recognized in other comprehensive income	3,238	6,325
Other Benefit Plans [Member]
Disclosure of fair value of plan [line items]
Current service cost	849	689
Net interest cost	948	987
Past service cost	4,652	0
Administration cost	0	0
Defined benefit expense [note 19]	6,449	1,676
Defined contribution pension expense [note 19]	0	0
Employee benefit expense	6,449	1,676
Amount of actuarial losses (gains) recognized in other comprehensive income
Actuarial loss	7	461
Return on plan assets excluding interest income	0	0
Total actuarial losses (gains) recognized in other comprehensive income	$ 7	$ 461